Financial Income and Expenses (Details) - EUR (€) € in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income and expenses
Income from cash and cash equivalents				€ 390	€ 57	€ 226
Foreign exchange gains				4,532	5,421	40
Fair value variation gains / losses						1,791
Total financial income				4,923	5,478	2,057
Interest cost				(584)	(138)	(66)
Foreign exchange losses				(1,068)	(1,842)	(5,884)
Losses on change in fair value				407	651
Other financial expenses				(47)	(5)	(8)
Total financial expenses				(2,107)	(2,635)	(5,959)
Financial income (loss)				2,816	2,842	(3,902)
Foreign exchange gain on shirt term deposits				2,400
Unwinding of short term deposits	€ 8,000	€ 15,000	€ 8,000
Short-term deposits	16,798			16,798	€ 42,900	€ 12,001
United States of America, Dollars
Financial income and expenses
Bank accounts	2,700			2,700
Short-term deposits	€ 2,800			€ 2,800